Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Share capital [Abstract]
Disclosure of issued share capital [text block]

Issued share capital	2017	2016
Common stock (amounts in US$ ‘000)	61	60
The share capital is distributed as follows:
Common shares, of nominal US$ 0.001	60,596,219	59,940,881
Total common shares in issue	60,596,219	59,940,881

Authorised share capital
US$ per share	0.001	0.001

Number of common shares (US$ 0.001 each)	5,171,949,000	5,171,949,000
Amount in US$	5,171,949	5,171,949

Disclosure of detailed information about common shares [text block]
		Shares	Shares
		issued	closing	US$(000)
GeoPark common shares history	Date	(millions)	(millions)	Closing
Shares outstanding at the end of 2015			59.5	59
Stock awards	Feb 2016	0.4	59.9	60
Stock awards	Dec 2016	0.5	60.4	60
Stock awards	Dec 2016	0.1	60.5	60
Buyback program	Dec 2016	(0.6)	59.9	60
Shares outstanding at the end of 2016			59.9	60
Stock awards	Jan 2017	0.1	60.0	60
Stock awards	Dec 2017	0.1	60.1	60
Stock awards	Dec 2017	0.5	60.6	61
Shares outstanding at the end of 2017			60.6	61